Interim Condensed Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Interim Condensed Consolidated Statement of Comprehensive Income [Abstract]
Profit / (Loss) for the period	$ (89)	$ 82	$ 34	$ 190
Items that may be reclassified to profit or loss
Foreign currency translation	9	(16)	20	(72)
Fair value re-measurement of financial instruments			2
Other		8	2	8
Other comprehensive income / (loss), net of tax	9	(8)	24	(64)
Total comprehensive income / (loss), net of tax	$ (80)	$ 74	$ 58	$ 126